OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 18—OTHER EXPENSES:
a. Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:
	Year ended December 31,
	2016	2015	2014

	(U.S. $ in millions)
Impairment of long-lived assets (see notes 6 and 8)	$746	$361	$387
Contingent consideration (see note 3)	83	399	(20)
Acquisition, integration and related costs	261	221	13
Restructuring	245	183	246
Other	(636)	(33)	24
Total	$699	$1,131	$650